Federal Home Loan Bank and Federal Reserve Advances (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank and Federal Reserve Advances [Abstract]
FHLB advances, stated interest rate range, minimum	0.50%
FHLB advances, stated interest rate range, maximum	3.81%
FHLB advances, weighted-average interest rate	1.46%
FHLB advances, latest due date	2019
FHLB advances, weighted average maturity	26 months
FHLB advances, mortgage loans pledged as collateral	$ 50,002,000	$ 47,802,000
FHLB advances, securities pledged as collateral	31,713,000	19,877,000
Available borrowings with FHLB	53,847,000
Advances from FHLB	26,358,000	34,500,000
FHLB future maturity of advances:
2013	14,968,000
2014	553,000
2015	1,162,000
2016	5,572,000
2017	2,983,000
Thereafter	1,120,000
Total	26,358,000
FHLB future maturity of advances, weighted average interest rates:
2013	1.52%
2014	1.12%
2015	1.17%
2016	1.26%
2017	1.86%
Thereafter	1.12%
Total	1.46%
Federal Reserve Bank Short-term Borrowings [Member]
Short-term Debt [Line Items]
Percentage rate of collateral balance used to determine allowable amount of advances from the Federal Reserve bank	0.75%
The fair value of securities pledged as collateral for advances from the Federal Reserve Bank	6,698,000
Interest rate	0.75%
Short-term borrowings	$ 0